Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Subsequent Events [Abstract]
Subsequent Events:

Note 11 Subsequent Events:

The Company has evaluated all events that occurred after the balance sheet date through the date when the condensed consolidated financial statements were issued to determine if they must be reported. The management of the Company determined that there were certain reportable subsequent events to be disclosed as follow.

Unregistered Sales of Equity Securities

On July 2, 2014, we sold an aggregate of $2,376,625 in principal amount of our Series B Notes and issued Series B Warrants to the participants in the private offering, exercisable for up to 1,584,085 shares of our common stock.

The Company received gross proceeds of $2,376,625 and we delivered to our placement agent, a warrant exercisable for up to758,873 shares of our common stock at an exercise price of $0.30. The issuance of the Series B Notes and the Series B Warrants were issued under the exemption from registration provided by Section 4(2) of the Securities Act of 1933, as amended, and Rule 506 of Regulation D promulgated thereunder.

Amendment to Agreement and Plan of Merger

On July 17, 2014, the Company, Richfield and Richfield Acquisition Corp. entered into Amendment No. 1 (the “Amendment”) to the Merger Agreement.

Pursuant to the Amendment, certain conditions to the obligations of the parties to consummate the Merger were amended as follows: (i) the condition that the Company have no less than $5,000,000 in cash on hand at the time of the Merger was reduced to no less than $2,000,000 in cash on hand; (ii) the condition that not more than 5% of Richfield’s stockholders shall have taken the steps required by the Appraisal Provisions of the NRS to obtain payment for the value of their shares in connection with the Merger was increased to not more than 10% and (iii) the condition that Richfield’s liabilities (excluding certain permitted exceptions) not exceed $6,500,000 was increased to $6,650,000. In addition, the right of each party to terminate the Merger Agreement if the Merger has not been consummated by the “end date” of September 30, 2014 was extended to November 30, 2014 (and until January 30, 2015 if all closing conditions (other than receipt of Richfield’s shareholder approval or the failure of the Form S-4 registration statement to be declared effective) have been satisfied by November 30, 2014).

Additionally, the amount that the Company may advance to Richfield (Note 5 – Note Receivable and Accrued Interest) has been increased by $1,000,000 to a total of $4,000,000.

Entry into Employment Agreement

On August 8, 2014, the Company entered into an Employment Agreement with Matthew S. Cohen to serve as Executive Vice President and General Counsel. The terms of the Agreement are as follows:

●	Term - 4 years,

●	Compensation - $230,000 salary per annum, subject to 10% increase per annum,

●	Bonus Eligibility – Target Bonus equal to 80% of base salary based on performance criteria to be established

●	Grant of 400,000 shares of common stock and stock options exercisable for up to 2,000,000 shares of common stock at an exercise price of $0.30 per share

Note 11 Subsequent Events:

The Company has evaluated all events that occurred after the balance sheet date through the date when the consolidated financial statements were issued to determine if they must be reported. The management of the Company determined that there were certain reportable subsequent events to be disclosed as follow.

Agreements with Placement Agents and Finders

The Company entered into a Financial Advisory and Investment Banking Agreement with Radnor Research & Trading Company, LLC (“Radnor”) effective January 24, 2014 (the “Radnor Advisory Agreement”). Pursuant to the Radnor Advisory Agreement, Radnor will act as the Company’s exclusive financial advisor and placement agent to assist the Company in connection with a best efforts private placement (the “Financing”) of up to $10 million of the Company’s equity and/or debt securities and/or convertible instruments (the “Securities”).

The Company upon closing of the Financing shall pay consideration to Radnor, in cash, a fee in an amount equal to 10% of the aggregate gross proceeds raised in the Financing. The Company shall grant and deliver to Radnor at the closing of the Financing, for nominal consideration, five year warrants (the “Warrants”) to purchase such number of shares of Common Stock as is equal to 10% of the Offering proceeds.  The Warrants shall be exercisable at any time during the five year period commencing on the closing to which they relate at an exercise price of $0.30. If the Financing is consummated by means of more than one closing, Radnor shall be entitled to the fees provided herein with respect to each such closing.

Unregistered Sales of Equity Securities

From February 11, 2014 through March 13, 2014, Stratex Oil & Gas Holdings, Inc. (“we” or the “Company”) sold an aggregate of $6,842,650 in principal amount of our 12% Series A Senior Secured Convertible Promissory Notes (the “Notes”) to investors in a private offering. The Notes bear interest at the rate of 12% per annum payable quarterly in arrears, and all outstanding principal under the Notes is due and payable on February 11, 2016. The Notes are secured by a first lien on substantially all of the Company’s assets. Holders of the Notes have the option to convert outstanding principal and interest under the Notes into shares of the Company’s common stock at a conversion price of $0.30 per share. The Company may, at any time after the six month anniversary date of the issuance of the Notes, elect to redeem all or a portion of the Notes, provided, however, that if the Company elects to redeem the Notes prior to the one year anniversary date from the date of issuance, the Company will be required to deliver an amount of interest equal to what the holder of the Note would have received if such holder held the Note for a period of one year. In connection with the sale of the Notes, the Company also issued to the participants in the private offering, warrants (the “Warrants”) exercisable to purchase up to an aggregate of 4,561,728 shares of our common stock at an exercise price of $0.30 per share. The Warrants are immediately exercisable and expire five years following the date of their issuance.

In connection with the private offering of the Notes and Warrants, the Company received gross proceeds of $6,842,650. We paid our placement agent a fee of $382,765 and issued them a Warrant exercisable for up to 1,275,900 shares of our common stock at an exercise price of $0.30. The issuance of the Notes and the Warrants were issued under the exemption from registration provided by Section 4(2) of the Securities Act of 1933, as amended, and Rule 506 of Regulation D promulgated thereunder.

Litigation

On January 21, 2014, Tim Kelly filed a counterclaim for breach of contract against Stratex Oil & Gas Holdings, Inc. and Stratex Oil & Gas, Inc. in the matter titled Stratex Oil & Gas Holdings, Inc. v. Kelly, No. 67528/2013 (N.Y. Sup., Westchester Cty.)  Kelly alleges that Stratex breached the certain Termination Agreement, dated August 30, 2013 between Kelly and Stratex.  Specifically, Kelly alleges that the Termination Agreement requires Stratex to deliver a certain number of shares of Stratex restricted common stock and pay him a total of approximately $300,000 over a period of thirty months.  Kelly claims that Stratex has failed to deliver the shares of Stratex stock and to pay him the monthly payments.  Kelly further claims that Stratex breached the non-disparaging provision of the Termination Agreement by making derogatory statements about him to the public and/or third-persons.  Kelly is seeking a minimum of $500,000 in damages, plus interest and 2,500,000 shares of Stratex restricted common stock.